Schedule of range of exercise prices of outstanding share options (Details)	May 31, 2019 CAD ($) Share	May 31, 2018 Share	May 31, 2017 Share
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding	8,687,501	5,770,834	4,100,000
Exercisable	5,525,001
Jul 15, 2021
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	$ 0.21
Outstanding	1,333,334
Exercisable	1,333,334
Nov 15, 2021
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	$ 0.30
Outstanding	100,000
Exercisable	100,000
Nov 30, 2021
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	$ 0.33
Outstanding	466,667
Exercisable	466,667
Mar 06, 2022
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	$ 0.58
Outstanding	412,500
Exercisable	412,500
Jul 31, 2022
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	$ 0.54
Outstanding	1,825,000
Exercisable	1,825,000
Mar 01, 2023
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	$ 0.64
Outstanding	1,500,000
Exercisable	1,000,000
Sep 18, 2023
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	$ 0.73
Outstanding	1,550,000
Exercisable	387,500
Jan 04, 2024
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	$ 0.81
Outstanding	1,500,000
Exercisable	0